Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 6, 2012


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:         The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statements of Additional Information dated March 1, 2012 for the Trust's AIG Money Market Fund, Edgewood Growth Fund, FMC Select Fund, FMC Strategic Value Fund, Haverford Quality Growth Stock Fund, LSV Conservative Core Equity Fund, LSV Conservative Value Equity Fund, LSV Value Equity Fund, McKee International Equity Portfolio, Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio, Rice Hall James Small Cap Portfolio, Sands Capital Global Growth Fund, TS&W Equity Portfolio, TS&W Fixed Income Portfolio and UA S&P 500 Index Fund, and the form of Prospectuses dated March 1, 2012 for the Trust's AlphaOne Micro Cap Equity Fund, AlphaOne Small Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 179, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-12-000087) on February 28, 2012.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,

/s/Christopher D. Menconi
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Christopher D. Menconi